Geographic Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Revenue [Member] | Geographic Concentration Risk [Member] | INDONESIA
Disaggregation of Revenue [Line Items]
Concentration risk, Percentage	10.00%